Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 391,233	₩ 735,238
Balance as of December 31	387,216	391,233
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	14,463	33,918
Amount recognized as other comprehensive income (loss) for the year, net of taxes	(18,725)	(25,630)
Amount reclassified to profit, net of taxes	2,774	6,175
Balance as of December 31	₩ (1,488)	₩ 14,463